DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 10 - DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS

(I) WARRANTS ISSUED ON AUGUST 6, 2012

DESCRIPTION OF WARRANTS AND FAIR VALUE ON DATE OF GRANT

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors (the "investors warrants") and (ii) warrants to purchase 85,333 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance.

DERIVATIVE ANALYSIS

The exercise price of August 6, 2012 warrants and the number of shares issuable upon exercise is subject to reset adjustment in the event of stock splits, stock dividends, recapitalization, most favored nation clause and similar corporate events. Pursuant to the Section 3(b) Subsequent Equity Sales of the SPA, if the Company issues any common stock or securities other than the excepted issuances, to any person or entity at a purchase or exercise price per share less than the share purchase price of the August 6, 2012 Unit Offering without the consent of the subscriber holding purchased shares, warrants or warrant shares of the August 6, 2012 Unit Offering, then the subscriber shall have the right to apply the lowest such purchase price or exercise price of the offering or sale of such new securities to the purchase price of the purchased shares then held by the subscriber (and, if necessary, the Company will issue additional shares), the reset adjustments are also referred to as full reset adjustments.

Because these warrants have full reset adjustments tied to future issuances of equity securities by the Company, they are subject to derivative liability treatment under Section 815-40-15 of the FASB Accounting Standard Codification ("Section 815-40-15") (FORMERLY FASB EMERGING ISSUES TASK FORCE ("EITF") ISSUE NO. 07-5: DETERMINING WHETHER AN INSTRUMENT (OR EMBEDDED FEATURE) IS INDEXED TO AN ENTITY'S OWN STOCK ("EITF 07-5"))). Section 815-40-15 became effective on January 1, 2009 and the Warrants issued in the August 6, 2012 Unit Offering have been measured at fair value using a Lattice model at each reporting period with gains and losses from the change in fair value of derivative liabilities recognized on the consolidated statement of income and comprehensive income.

VALUATION OF DERIVATIVE LIABILITY

(A) VALUATION METHODOLOGY

The Company's August 6, 2012 warrants do not trade in an active securities market, as such, the Company developed a Lattice model that values the derivative liability of the warrants based on a probability weighted discounted cash flow model. This model is based on future projections of the various potential outcomes. The features that were analyzed and incorporated into the model included the exercise feature and the full ratchet reset.

Based on these features, there are two primary events that can occur; the Holder exercises the Warrants or the Warrants are held to expiration. The model analyzed the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, exercise price, volatility, etc.). Projections were then made on these underlying factors which led to a set of potential scenarios. As the result of the large Warrant overhang we accounted for the dilution affects, volatility and market cap to adjust the projections.

Probabilities were assigned to each of these scenarios based on management projections. This led to a cash flow projection and a probability associated with that cash flow. A discounted weighted average cash flow over the various scenarios was completed to determine the value of the derivative warrant liability.

(B) VALUATION ASSUMPTIONS

The Company's 2012 derivative warrants were valued at each period ending date with the following assumptions:

* The stock price would fluctuate with the Company projected volatility.

* The stock price would fluctuate with an annual volatility. The projected volatility curve was based on historical volatilities of the Company for the valuation periods.

* The Holder would exercise the warrant as they become exercisable (effective registration is projected 4 months from issuance and the earliest exercise is projected 180 days from issuance) at target prices of 2 times the higher of the projected reset price or stock price.

* The Holder would exercise the warrant at maturity if the stock price was above the project reset prices.

* A 100% probability of a reset event and a projected financing each quarter for 3 years at prices approximating 93% of market

* The 1,066,667 Investor Warrants $0.6405 exercise price is projected to reset from $0.87 to $0.192 at maturity; and the 85,333 Placement Agent Warrants $0.6405 exercise price is projected to reset from $0.87 to $0.192 at maturity;

* No warrants have been exercised or expired.

* The projected volatility curve for the valuation dates was:

	1 Year	2 Year	3 Year	4 Year	5 Year
August 6, 2012	129%	178%	218%	252%	281%

September 30, 2012	127%	173%	211%	244%	272%

December 31, 2012	126%	167%	204%	235%	263%

(C) FAIR VALUE OF DERIVATIVE WARRANTS

The table below provides a summary of the fair value of the derivative warrant liability and the changes in the fair value of the derivative warrants to purchase 1,152,000 shares of the Company's common stock, including net transfers in and/or out, of derivative warrants measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Fair Value Measurement
	Using Level 3 Inputs
	Derivative
	warrants Assets
	(Liability)	Total
Balance, August 6, 2012	$(411,805)	$(411,805)
Total gains or losses (realized/unrealized) included in:
Net income (loss)	231,521	231,521
Other comprehensive income (loss)	-	-
Purchases, issuances and settlements	-	-
Transfers in and/or out of Level 3	-	-

Balance, August 6, 2012	(180,284)	(180,284)
Total gains or losses (realized/unrealized) included in:
Net income (loss)	73,723	73,723
Other comprehensive income (loss)	-	-
Purchases, issuances and settlements	-	-
Transfers in and/or out of Level 3	-	-

Balance, December 31, 2012	$(106,561)	$(106,561)

(D) WARRANTS OUTSTANDING

As of December 31, 2012 no warrants have been exercised and warrants to purchase 1,152,000 shares of Company common stock remain outstanding.

The table below summarizes the Company's derivative warrant activity

	2012 Warrant Activities				Apic	(Gain) Loss
					Reclassification
			Total	Fair Value of	Change in of	Fair Value of
	Derivative	Non-derivative	Warrant	Derivative	Derivative	Derivative
	Shares	Shares	Shares	Warrants	Liability	Liability
Derivative warrant at August 6, 2012	1,152,000	-	1,152,000	(411,805)	-	-
Mark to market				231,521		(231,521)
Derivative warrant at September 30, 2012	1,152,000	-	1,152,000	(180,284)		(231,521)
Mark to market				73,723		(73,723)
Derivative warrant at December 31, 2012	1,152,000	-	1,152,000	(106,561)		(305,244)

(II) WARRANT ACTIVITIES

The table below summarizes the Company's warrant activities through December 31, 2012:

SUMMARY OF THE COMPANY'S WARRANT ACTIVITIES

The table below summarizes the Company's warrant activities:

	Number of	Exercise	Weighted Average	Fair Value at	Aggregate
	Warrant	Price Range	Exercise	Rate of	Intrinsic
	Shares	Per Share	Price	Issuance	Value
Balance, March 31, 2012	-	$-	$-	$-	$-
Granted	1,152,000	0.6405	0.6405	411,805	-
Canceled	-	-	-	-	-
Exercised	-	-	-	-	-
Expired	-	-	-	-	-
Balance, December 31, 2012	1,152,000	0.6405	0.6405	411,805	-

Earned and exercisable, December 31, 2012	1,152,000	0.6405	0.6405	411,805	-
Unvested, December 31, 2012	-	$-	$-	$-	$-

The following table summarizes information concerning outstanding and exercisable warrants as of December 31, 2012:

	Warrants Outstanding			Warrants Exercisable
		Average			Average
		Remaining	Weighted		Remaining	Weighted
		Contractual	Average		Contractual	Average
Range of	Number	Life	Exercise	Number	Life	Exercise
Exercise Prices	Outstanding	(in years)	Price	Exercisable	(in years)	Price
$0.6405	1,152,000	4.60	$0.6405	1,152,000	4.60	$0.6405

$0.6405	1,152,000	4.60	$0.6405	1,152,000	4.60	$0.6405